Exhibit 99

Chrysler Financial Services Americas LLC	Distribution Date: 08-Oct-08
DCAT 2008-B Monthly Servicer’s Certificate (MH)	Page 1 of 3

Payment Determination Statement Number	5
Distribution Date	08-Oct-08
Record Date	07-Oct-08

Dates Covered	From and Including	To and Including
Collections Period	01-Sep-08	30-Sep-08
Accrual Period	08-Sep-08	07-Oct-08
30/360 Days	30
Actual/360 Days	30

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	77,114	$1,405,195,773.52
Collections of Installment Principal		26,938,758.05
Collections Attributable to Full Payoffs		10,726,342.18
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		5,687,645.14

Pool Balance — End of Period(EOP)	75,611	$1,361,843,028.15

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,580,000,948.19
Pool Factor (Pool Balance as a % of Initial Pool Balance)	86.19%

Ending Overcollateralization(O/C) Amount	$87,811,658.39
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	106.892%

Cumulative Net Losses	$8,076,489.96
Net Loss Ratio (3 mos weighted avg.)	2.166%
Cumulative Recovery Ratio	37.362%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	26,189,593.79	1.923%	1,409
61-90 Days Delinquent	5,123,925.47	0.376%	247
91-120 Days Delinquent	1,568,345.92	0.115%	69
121 Days or More Delinquent	273,248.21	0.020%	12
Repossessions	7,759,793.59	0.570%	326

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	14,725,313.19
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.96464%

	Current Month	Prior Month
Weighted Average A.P.R.	7.608%	7.614%
Weighted Average Remaining Term (months)	52.57	53.40
Weighted Average Seasoning (months)	14.46	13.57

Chrysler Financial Services Americas LLC	Distribution Date: 08-Oct-08
DCAT 2008-B Monthly Servicer’s Certificate (MH)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$26,938,758.05
Collections Attributable to Full Payoffs	10,726,342.18
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	2,140,448.36
Collections of Interest	9,150,894.24
Investment Earnings	50,016.35
Reserve Account	11,257,500.00
Hedge Receipts	0.00

Total Sources	$60,263,959.18

Cash Uses
Servicer Fee	$1,170,996.48
Hedge Payments (excl. termination payments)	337,134.83
A Note Interest	3,854,566.75
First Priority Principal Distribution Amount	0.00
B Note Interest	492,135.00
Second Priority Principal Distribution Amount	0.00
C Note Interest	291,916.67
Third Priority Principal Distribution Amount	17,064,369.76
Reserve Fund	11,257,500.00
Required Principal Distribution Amount	25,795,339.69
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$60,263,959.18

Administrative Payment
Total Principal and Interest Sources	$60,263,959.18
Investment Earnings in Trust Account	(50,016.35)
Hedge Receipts	(0.00)
Daily Collections Remitted	(49,050,040.04)
Cash Reserve in Trust Account	(11,257,500.00)
Servicer Fee (withheld)	(1,170,996.48)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	$(1,264,593.69)

O/C Release (Prospectus pg S31-S32)
Pool Balance	$1,361,843,028.15
Yield Supplement O/C Amount	(62,016,318.70)

Adjusted Pool Balance	$1,299,826,709.45

Total Securities	$1,274,031,369.76

Adjusted O/C Amount	$25,795,339.69

Target Overcollateralization Amount	$48,743,501.60

O/C Release Period?	No

O/C Release	$0.00

Chrysler Financial Services Americas LLC	Distribution Date: 08-Oct-08
DCAT 2008-B Monthly Servicer’s Certificate (MH)	Page 3 of 3

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face

Class A-1 325,000,000.00 @ 2.80413%	140,891,079.21	98,031,369.76	42,859,709.45	131.8760291	329,230.75	1.0130177
Class A-2a 195,000,000.00 @ 3.81%	195,000,000.00	195,000,000.00	0.00	0.0000000	619,125.00	3.1750000
Class A-2b 370,000,000.00 @ 3.41688%	370,000,000.00	370,000,000.00	0.00	0.0000000	1,053,538.00	2.8474000
Class A-3a 205,000,000.00 @ 4.71%	205,000,000.00	205,000,000.00	0.00	0.0000000	804,625.00	3.9250000
Class A-3b 105,000,000.00 @ 3.96688%	105,000,000.00	105,000,000.00	0.00	0.0000000	347,102.00	3.3057333
Class A-4a 125,500,000.00 @ 5.32%	125,500,000.00	125,500,000.00	0.00	0.0000000	556,383.33	4.4333333
Class A-4b 40,000,000.00 @ 4.33688%	40,000,000.00	40,000,000.00	0.00	0.0000000	144,562.67	3.6140668
Class B 90,300,000.00 @ 6.54%	90,300,000.00	90,300,000.00	0.00	0.0000000	492,135.00	5.4500000
Class C 45,200,000.00 @ 7.75%	45,200,000.00	45,200,000.00	0.00	0.0000000	291,916.67	6.4583334

Total Notes	$1,316,891,079.21	$1,274,031,369.76	$42,859,709.45		$4,638,618.42

*	Class A-1 , A-2b, A-3b and A-4b Interest is computed on an Actual/360 Basis. Days in current period 30